Morgan, Lewis & Bockius LLP

One Federal Street

Boston, Massachusetts 02110

October 2, 2020

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, D.C. 20549

Re: Pioneer Series Trust X

(File Nos. 333-89354, 811-21108)

CIK 0001174520

Ladies and Gentlemen:

On behalf of the registrant Pioneer Series Trust X (the “Trust”), a Delaware statutory trust, and pursuant to Rule 497(e) under the Securities Act of 1933, as amended (the “1933 Act”), we are filing today via EDGAR an exhibit containing interactive data format risk/return summary information that relates to the risk/return summary information contained in the form of Prospectus for Pioneer Corporate High Yield Fund, (formerly, Pioneer Dynamic Credit Fund), (the “Fund”), a series of the Trust, that was filed under Rule 497(e) on September 28, 2020 (SEC accession number 0001174520-20-000008).

Please call the undersigned at (617) 951-8458 or Toby R. Serkin at (617) 951-8760 with any comments or questions relating to the filing.

Sincerely,

/s/ Jeremy B. Kantrowitz
Jeremy B. Kantrowitz

cc:	Christopher J. Kelley, Esq.

Toby R. Serkin, Esq.